Summary of Fair Value of Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2021	Oct. 31, 2020
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 54,427	$ 54,242
Derivative financial liabilities	57,122	53,203
Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	48,050	46,761
Derivative financial liabilities	50,645	47,682
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	8,241	13,650
Derivative financial liabilities	10,216	16,460
Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	37	38
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	7,430	12,290
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	774	1,322
Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	68	71
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	9,450	15,068
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	698	1,321
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	33,098	27,038
Derivative financial liabilities	32,095	25,727
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	16,638	10,858
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	172	256
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	9	818
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	16,279	15,106
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	14,947	9,649
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	238	286
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,849	1,361
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	15,061	14,431
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	68	10
Derivative financial liabilities	207	174
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1	3
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	67	7
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	207	165
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities		9
Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,643	6,063
Derivative financial liabilities	8,127	5,321
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	3,752	3,649
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,891	2,414
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	6,223	3,328
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,904	1,993
Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,377	7,481
Derivative financial liabilities	6,477	5,521
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,041	4,310
Derivative financial liabilities	1,467	2,674
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2	2
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,000	4,299
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	38	9
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1	1
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,465	2,671
Non Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1	2
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,718	2,580
Derivative financial liabilities	3,080	1,587
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5	8
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,475	608
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,238	1,964
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1	1
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	267	187
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,812	1,399
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2	9
Derivative financial liabilities	138	153
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2	9
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	138	153
Non Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,616	582
Derivative financial liabilities	1,792	1,107
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,616	582
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 1,792	$ 1,107